PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 46,906	$ 48,391
Less: Accumulated depreciation	(18,922)	(18,064)
Property, plant and equipment, net	27,984	30,327
Depreciation expense	1,904	1,949	$ 2,072
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	29,507	30,744
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	892	929
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,500	4,593
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	532	556
Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 11,475	$ 11,569